Exhibit 99.1

SLM Student Loan Trust 2012-3 Monthly Servicing Report
Distribution Date	04/25/2013
Collection Period	03/01/2013 - 03/31/2013

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		05/03/2012	02/28/2013	03/31/2013
	Principal Balance		$1,207,071,961.47	$1,089,605,989.10	$1,077,440,966.45
	Interest to be Capitalized Balance		24,814,000.46	18,064,323.17	17,767,735.19

	Pool Balance		$1,231,885,961.93	$1,107,670,312.27	$1,095,208,701.64
	Capitalized Interest Account Balance		$11,000,000.00	$11,000,000.00	$11,000,000.00
	Specified Reserve Account Balance		3,123,383.00	2,769,175.78	2,738,021.75

	Adjusted Pool(1)		$1,246,009,344.93	$1,121,439,488.05	$1,108,946,723.39
	Weighted Average Coupon (WAC)		6.41%	6.42%	6.42%
	Number of Loans		294,137	264,141	260,704
	Aggregate Outstanding Principal Balance - Tbill			$42,187,859.31	$41,522,118.65
	Aggregate Outstanding Principal Balance - LIBOR			$1,065,482,452.96	$1,053,686,582.99
	Pool Factor			0.886595145	0.876620694
	Since Issued Constant Prepayment Rate			8.83%	8.77%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	03/25/2013		04/25/2013
	A	78447AAA2	$1,072,620,093.17		$1,060,282,104.84
	B	78447AAB0	$37,605,000.00		$37,605,000.00

C	Account Balances		03/25/2013		04/25/2013
	Reserve Account Balance		$2,769,175.78		$2,738,021.75
	Capitalized Interest Account Balance		$11,000,000.00		$11,000,000.00
	Floor Income Rebate Account		$3,529,976.37		$7,398,491.84
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		03/25/2013		04/25/2013
	Adjusted Pool Balance + Supplemental Loan Purchase		$1,121,439,488.05		$1,108,946,723.39
	Total Notes		$1,110,225,093.17		$1,097,887,104.84
	Difference		$11,214,394.88		$11,059,618.55
	Parity Ratio		1.01010		1.01007

Page 2 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 03/01/2013 - 03/31/2013, Distribution Date 04/25/2013

II. Trust Activity 03/01/2013 through		03/31/2013

A	Student Loan Principal Receipts
	Borrower Principal	5,095,192.42
	Guarantor Principal	6,011,887.11
	Consolidation Activity Principal	4,189,885.89
	Seller Principal Reimbursement	49.26
	Servicer Principal Reimbursement	290.32
	Rejected Claim Repurchased Principal	33,982.18
	Other Principal Deposits	16,237.70

	Total Principal Receipts	$15,347,524.88

B	Student Loan Interest Receipts
	Borrower Interest	1,743,637.82
	Guarantor Interest	175,809.75
	Consolidation Activity Interest	59,249.38
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	4,934.78
	Rejected Claim Repurchased Interest	1,840.55
	Other Interest Deposits	88,056.79

	Total Interest Receipts	$2,073,529.07

C	Reserves in Excess of Requirement	$31,154.03

D	Investment Income	$1,801.60

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(3,868,515.47)

M	AVAILABLE FUNDS	$13,585,494.11

N	Non-Cash Principal Activity During Collection Period	$(3,182,502.23)

O	Non-Reimbursable Losses During Collection Period	$163,447.51

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$52,857.44

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 03/01/2013 - 03/31/2013, Distribution Date 04/25/2013

III. 2012-3	Portfolio Characteristics

	03/31/2013				02/28/2013
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	6.55%	8,654	$33,496,351.33	3.109%	6.55%	8,888	$34,286,292.41	3.147%
GRACE	6.55%	3,346	$12,057,153.90	1.119%	6.57%	3,581	$13,002,329.98	1.193%
DEFERMENT	6.32%	47,310	$186,871,903.84	17.344%	6.32%	47,491	$187,086,261.30	17.170%
REPAYMENT: CURRENT	6.48%	121,106	$480,282,627.34	44.576%	6.48%	121,195	$479,185,751.38	43.978%
31-60 DAYS DELINQUENT	6.34%	12,055	$50,537,183.25	4.690%	6.36%	12,730	$55,405,717.60	5.085%
61-90 DAYS DELINQUENT	6.33%	7,526	$31,803,094.39	2.952%	6.39%	8,306	$35,923,569.82	3.297%
91-120 DAYS DELINQUENT	6.36%	5,594	$24,059,294.01	2.233%	6.23%	4,741	$19,382,084.84	1.779%
> 120 DAYS DELINQUENT	6.17%	16,235	$64,613,491.02	5.997%	6.19%	17,412	$68,826,810.88	6.317%
FORBEARANCE	6.49%	35,009	$180,390,127.35	16.742%	6.47%	35,713	$182,663,945.66	16.764%
CLAIMS IN PROCESS	6.09%	3,868	$13,326,522.63	1.237%	6.02%	4,078	$13,826,781.61	1.269%
AGED CLAIMS REJECTED	6.80%	1	$3,217.39	0.000%	4.31%	6	$16,443.62	0.002%
TOTAL		260,704	$1,077,440,966.45	100.00%		264,141	$1,089,605,989.10	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 03/01/2013 - 03/31/2013, Distribution Date 04/25/2013

IV. 2012-3 Portfolio Characteristics (cont’d)

	03/31/2013	02/28/2013
Pool Balance	$1,095,208,701.64	$1,107,670,312.27
Total # Loans	260,704	264,141
Total # Borrowers	128,623	130,270
Weighted Average Coupon	6.42%	6.42%
Weighted Average Remaining Term	121.53	121.61
Non-Reimbursable Losses	$163,447.51	$157,381.26
Cumulative Non-Reimbursable Losses	$1,021,991.42	$858,543.91
Since Issued Constant Prepayment Rate (CPR)	8.77%	8.83%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$35,822.73	$3,810.86
Cumulative Rejected Claim Repurchases	$42,257.53	$6,434.80
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$29,848.68	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Borrower Interest Accrued	$5,186,682.37	$4,737,128.19
Interest Subsidy Payments Accrued	$658,143.39	$599,995.81
Special Allowance Payments Accrued	$19,842.51	$18,110.89

Page 5 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 03/01/2013 - 03/31/2013, Distribution Date 04/25/2013

V. 2012-3 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	6.20%	140,892	472,096,632.77	43.816%
- GSL - Unsubsidized	6.31%	107,983	507,205,528.68	47.075%
- PLUS (2) Loans	8.02%	11,829	98,138,805.00	9.109%
- SLS (3) Loans	0.00%	0	-	0.000%
- Consolidation Loans	0.00%	0	-	0.000%

Total	6.42%	260,704	$1,077,440,966.45	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	6.43%	208,830	924,082,014.00	85.766%
- Two Year	6.29%	41,465	121,807,106.55	11.305%
- Technical	6.58%	10,252	31,080,084.87	2.885%
- Other	5.88%	157	471,761.03	0.044%

Total	6.42%	260,704	$1,077,440,966.45	100.000%

* Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 03/01/2013 - 03/31/2013, Distribution Date 04/25/2013

VI. 2012-3 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$13,585,494.11

A		Primary Servicing Fee	$414,485.75	$13,171,008.36

B		Administration Fee	$6,667.00	$13,164,341.36

C		Class A Noteholders’ Interest Distribution Amount	$788,977.63	$12,375,363.73

D		Class B Noteholders’ Interest Distribution Amount	$37,375.40	$12,337,988.33

E		Reserve Account Reinstatement	$-	$12,337,988.33

F		Class A Noteholders’ Principal Distribution Amount	$12,337,988.33	$-

G		Class B Noteholders’ Principal Distribution Amount	$-	$-

H		Unpaid Expenses of The Trustees	$-	$-

I		Carryover Servicing Fee	$-	$-

J		Remaining Amounts to the Noteholders after the first auction date	$-	$-

K		Excess Distribution Certificateholder	$-	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$1,077,440,966.45

	B	Interest to be Capitalized	$17,767,735.19

	C	Capitalized Interest Account Balance	$11,000,000.00

	D	Reserve Account Balance (after any reinstatement)	$2,738,021.75

	E	Less: Specified Reserve Account Balance	$(2,738,021.75)

	F	Total	$1,106,208,701.64

	G	Class A Notes Outstanding (after application of available funds)	$1,060,282,104.84

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 03/01/2013 - 03/31/2013, Distribution Date 04/25/2013

VII. 2012-3 Distributions
Distribution Amounts
	A	B

Cusip/Isin	78447AAA2	78447AAB0
Beginning Balance	$1,072,620,093.17	$37,605,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.65%	0.95%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	3/25/2013	3/25/2013
Accrual Period End	4/25/2013	4/25/2013
Daycount Fraction	0.08611111	0.08611111
Interest Rate*	0.85420%	1.15420%
Accrued Interest Factor	0.000735561	0.000993894
Current Interest Due	$788,977.63	$37,375.40
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-
Total Interest Due	$788,977.63	$37,375.40
Interest Paid	$788,977.63	$37,375.40
Interest Shortfall	$-	$-
Principal Paid	$12,337,988.33	$-
Ending Principal Balance	$1,060,282,104.84	$37,605,000.00
Paydown Factor	0.010158904	0.000000000
Ending Balance Factor	0.873019436	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Page 8 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 03/01/2013 - 03/31/2013, Distribution Date 04/25/2013

VIII. 2012-3 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$1,110,225,093.17
	Adjusted Pool Balance	$1,108,946,723.39
	Overcollateralization Amount	$11,089,467.23
	Principal Distribution Amount	$12,367,837.01
	Principal Distribution Amount Paid	$12,337,988.33
B	Reserve Account Reconciliation
	Beginning Period Balance	$2,769,175.78
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$2,769,175.78
	Required Reserve Acct Balance	$2,738,021.75
	Release to Collection Account	$31,154.03
	Ending Reserve Account Balance	$2,738,021.75
C	Capitalized Interest Account
	Beginning Period Balance	$11,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$11,000,000.00
D	Floor Income Rebate Account
	Beginning Period Balance	$3,529,976.37
	Deposits for the Period	$3,868,515.47
	Release to Collection Account	$-
	Ending Balance	$7,398,491.84
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 03/01/2013 - 03/31/2013, Distribution Date 04/25/2013